Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of transactions with related parties

	Six Months Ended June 30,
	2020	2019

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	2,084	3,732
Revenue from research and development services from:
An equity investee	240	252
Purchases from:
Equity investees	1,887	1,222
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	152	198
An equity investee	—	2,682
	152	2,880
Rendering of management services from:
An indirect subsidiary of CK Hutchison	478	465

Schedule of balances with related parties

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	844	1,844
An equity investee (note (a))	240	—
	1,084	1,844
Amounts due from related parties
Equity investees (note (a) and (b))	15,245	24,623
Amount due from a related party
An equity investee (note (b))	11,108	16,190
Amounts due to a related party
An indirect subsidiary of CK Hutchison (note (c))	378	366
Other deferred income
An equity investee (note (d))	986	1,103

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	As at June 30, 2020 and December 31, 2019, dividend receivables from an equity investee of approximately US$14,103,000 and US$23,481,000 were included in amounts due from related parties in current assets. Additionally, amount due from a related party is for dividend receivables included in non-current assets as the Group and investee have agreed that payment will be deferred until 2021.
(c)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Six Months Ended June 30,
	2020	2019

	(in US$’000)
Sales	16,784	12,146
Purchases	6,625	6,397
Dividend paid	1,231	1,282

Schedule of balances with non-controlling shareholders of subsidiaries

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accounts receivable	7,814	5,228
Accounts payable	4,845	4,363
Other non-current liabilities
Loan	579	579